Financial Assets and liabilities - Schedule of Warrants Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncurrent
Warrants Liability Noncurrent	$ 2,544	$ 362
Series A Common Share Warrants [Member]
Noncurrent
Warrants Liability Noncurrent	$ 2,544	$ 362